TRADE AND OTHER NON TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables [abstract]
Disclosure of detailed information about trade and other payables explanatory
Details of trade and other payables at December 31, 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	2021	2022
Other payables(*)	17,929	7,950
Suppliers	725	—
Total non-current non-trade payables	18,654	7,950
Suppliers	85,274	97,167
Total current trade payables	85,274	97,167
Suppliers of fixed assets	17,244	18,939
Personnel	58,821	55,401
Other payables(*)	11,425	19,556
Advances from customers	1,187	71
Total current other non-trade payables	88,677	93,967
Total current	173,951	191,134
Total	192,605	199,084